Concentrations (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedules of company's revenue

The following table sets forth information as to each customer that accounted for 10% or more of the Company's revenue for the years ended December 31, 2019 and 2018.

Customer	Year Ended December 31, 2019	Year Ended December 31, 2018
A	28.0%	-
B	15.2%	-
C	33.6%	100.0%